UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21320

RETIREMENT INCOME TRUST

(Exact name of registrant as specified in charter)

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Address of principal executive offices)

(Zip code)

Michael S. Lando, Esquire

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Name and address of agent for service)

Registrant's telephone number, including area code: 412-521-2415

Date of fiscal year end: April 30

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Retirement Income Fund

Semi-Annual Report

October 31, 2003

Retirement Income Fund

		Schedule of Investments
		October 31, 2003 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets
COMMON STOCKS
Financial Services
365	American Capital Strategies, Ltd.*	$ 9,851	4.92%

Fire, Marine & Casualty Insurance
300	Ace, Ltd.*	7,995	3.99%

Petroleum & Natural Gas
250	BP Prudehoe Bay Royalty Trust*	5,200	2.60%
260	Enerplus Resources Fund*	7,035	3.51%
100	Mesa Royalty Trust*	5,321	2.66%
		17,556
Real Estate Investment Trusts-Equity
210	Agree Realty Corp.*	5,418
195	Apartment Investment & Management, Co.*	7,975
		13,393	6.69%
Real Estate Investment Trusts-Mortgage
285	American Mortgage Acceptence, Co.*	4,734
605	Annaly Mortgage Management, Inc.*	9,886
685	Anworth Mortgage Asset Corp.*	9,617
1,180	Capstead Mortgage Corp.*	15,753
640	Impac Mortgage Holdings, Inc.*	9,633
1,535	MFA Mortgage Investments, Inc.*	14,690
335	Thornburg Mortgage, Inc.*	9,129
		73,442	36.68%

Total for Common Stock		$ 122,237	61.06%

CLOSED END MUTUAL FUNDS
350	Alliance World Dollar Government Fund*	4,406
580	American Strategic Income Fund*	7,627
700	Morgan Stanley High Yield Fund*	4,536
540	Pimco Corporate Income Fund*	7,803
725	Prospect Street Income Shares, Inc.*	4,452
280	Salomon Brothers Emerging Markets Income Fund, Inc.*	4,900
		33,724

Total Closed End Mutual Funds		$ 33,724	16.84%

PREFERRED STOCK
315	Coastal Finance 1*	6,772
172	HRPT Properties Trust Class B*	4,646
300	Koger Equity Trust Pfd. A*	7,905
184	Post Properties, Inc. Class C*	4,602
285	Teco Energy, Inc. Pfd. U*	4,520
		28,445

Total Preferred Stock		$ 28,445	14.21%

Cash and Equivalents
9,998	First American Prime Obligation Fund Cl S .37%	9,998	4.99%

	Total Investments	193,538	96.67%
	(Identified Cost $ 185,298)

	Other assets less liabilities	6,665	3.33%

	Net Assets	$ 200,203	100.00%

Retirement Income Fund

Statement of Assets and Liabilities
10/31/2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 193,538
(Identified Cost $ 185,298)
Dividends Receivable	458
Interest Receivable	2
Due From Adviser	18,431
Total Assets	212,429
Liabilities:
Total Liabilities	12,226
Net Assets	$ 200,203
Net Assets Consist of:
Capital Paid In	191,153
Realized Gain (Loss) on Investments - Net	810
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	8,240
Net Assets, for 18,590 Shares Outstanding	$ 200,203
Net Asset Value and Redemption Price
Per Share ($200,203/18,590 shares)	$ 10.77

Retirement Income Fund

Statement of Operations (Unaudited)
5/1/2003*
to
10/31/2003
Investment Income:
Dividends	$ 6,287
Interest	27
Total Investment Income	6,314
Expenses: (Note 2)
Advisor Fees	221
Transfer Agent Fees	7,497
Audit Fees	5,857
Blue Sky Expense	2,342
Custodian Fees	1,920
Printing & Mailing Fees	937
Insurance Fees	469
Registration Fees	422
Trustee Fees	376
Distribution Fees	284
Miscellaneous	469
Total Expenses	20,794
Reimbursed Expenses	(19,531)
Net Expenses	1,263

Net Investment Income	5,051

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	809
Unrealized Appreciation (Depreciation) on Investments	8,240
Net Realized and Unrealized Gain (Loss) on Investments	9,049

Net Increase (Decrease) in Net Assets from Operations	$14,100

*commencement of operations

Retirement Income Fund

Statement of Changes in Net Assets (Unaudited)
5/1/2003*
to
10/31/2003
From Operations:
Net Investment Income	$ 5,051
Net Realized Gain (Loss) on Investments	809
Net Unrealized Appreciation (Depreciation)	8,240
Increase (Decrease) in Net Assets from Operations	14,100
From Distributions to Shareholders:
Net Investment Income	(4,500)
Change in Net Assets from Distributions	(4,500)

From Capital Share Transactions:
Proceeds From Sale of Shares	87,089
Shares Issued on Reinvestment of Dividends	3,514
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	90,603

Net Increase (Decrease) in Net Assets	100,203

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 200,203

Share Transactions:
Issued	8,261
Reinvested	329
Redeemed	0
Net increase (decrease) in shares	8,590
Shares outstanding beginning of period	10,000
Shares outstanding end of period	18,590

*commencement of operations

Retirement Income Fund

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	5/1/2003**
	to
	10/31/2003
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income	0.41
Net Gains or Losses on Securities
(realized and unrealized)	0.47
Total from Investment Operations	0.88

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value -
End of Period	$ 10.88
Total Return	10.74%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	200

Before Reimbursement
Ratio of Expenses to Average Net Assets	32.95%	*
Ratio of Net Income to Average Net Assets	-22.94%	*
After Reimbursement
Ratio of Expenses to Average Net Assets	2.00%	*
Ratio of Net Income to Average Net Assets	8.00%	*

Portfolio Turnover Rate	62.36%	*

* Annualized
** commencement of operations.

RETIREMENT INCOME FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 30, 2003 (UNAUDITED)

1.)

ORGANIZATION:

The Retirement Income Trust (the "Trust") was established as a statutory trust in Delaware in December, 2002. The Trust currently consists of one series, the Retirement Income Fund (the “Fund”). The Fund was established in December, 2002 and is a diversified, open-end investment company, or mutual Fund.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund primarily invests in income producing securities.  The investments in securities are carried at market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME TIMING:

Security transactions are recorded for on a trade date basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Interest income is recorded on the accrual basis from settlement date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

DISTRIBUTIONS:

Distributions from income are declared and paid monthly.  Distributions from undistributed net realized capital gains since inception, if any, are paid annually and recorded on ex-dividend date.  The fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

       INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

The Adviser has contractually agreed with the Fund to forego fees and/or to bear expenses of the Fund through December 31, 2004 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 2% of Fund assets.  The agreement terminates December 31, 2004 and cannot be terminated earlier without the consent of the Fund’s shareholders.  The fees waived and/or expenses borne by the Adviser for the period ended December 31, 2004 may be reimbursed by the Fund during the three years after commencement of operations.  No reimbursement payment will be made that would cause the Fund’s total annualized operating expenses to exceed 2%.  The Fund pays the Adviser an annual fee of 0.35% based on its average daily net assets. The Fund calculates and accrues the fee daily.  As a result of the above calculation, for the period ended October 31, 2003, the Adviser received advisory fees totaling $221.

4.)

RELATED PARTY TRANSACTIONS

The Fund is governed by a Board of Trustees that meets quarterly to review the Fund's investments, performance, expenses, and other business affairs.  The Board elects the Fund's officers. The majority of Board members are independent of Retirement Income Advisers (the “Adviser”).

5.)

CAPITAL STOCK

The Fund is authorized to issue an unlimited number of shares without par value. Paid in capital at October 31, 2003 was $191,154 representing 18,590 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $213,798 and $38,440 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at October 31, 2003 was $185,298.

At October 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
10,070	1,830	8,240

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2003, Michael and Frances Lando held, in the aggregate, 67.63% of the shares of the Fund.

Board of Trustees

Michael S. Lando

Carol Siegel

Nathan Sherer

Investment Adviser

Michael S. Lando, Esquire

5553 Woodmont Street

Pittsburgh, PA  15217

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

US Bank

Independent Auditors

McCurdy & Associates CPA’s, Inc.

This report is provided for the general information of the shareholders of the Retirement Income Fund.  This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 31, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RETIREMENT INCOME TRUST

By /s/Michael S. Lando

*Michael S. Lando

President

Date January 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael S. Lando

*Michael S. Lando

President

Date January 9, 2004